SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical) - $ / shares				12 Months Ended
	Mar. 12, 2024	Nov. 16, 2023	Feb. 08, 2023	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares					300,000
Exercise price					$ 2.79
Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares	1,493,908	159,496
Exercise price				$ 1.48
Share price				$ 1.06
Vested, number of shares				891,664
Performance share units, shares				346,666
Performance Shares [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares			8,000,000	8,000,000
Performance share units				1,416,107
Forfeited shares				191,666
Performance share units, shares				877,775
Restricted Stock Units (RSUs) [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares	808,041
Vested, number of shares				1,611,110
Performance share units				2,558,329